SELECTED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income, net:
Interest on bank deposits and other	$ 5,279	$ 3,528	$ 2,947
Amortization of premiums, accretion of discounts and interest on available-for-sale marketable securities, net	2,304	2,008	1,813
Gain from sale of available-for-sale marketable securities		18	1,771
Bank charges	(113)	(89)	(116)
Foreign currency translation differences, net	(196)	(635)	(674)
Financial income and expenses, net	$ 7,274	$ 4,830	$ 5,741